DEFERRED REVENUE (Tables)	12 Months Ended
Dec. 31, 2021
Deferred Revenue [Abstract]
Summary of Deferred Revenue	Deferred revenue consists of the following:
	December 31
(in US$ thousands)	2020	2021
Unused virtual points	$724	$702
Unamortized virtual items	226	168
Advances for pre-order items	—	10
	$950	$880